Segment and Geographic Information (Details) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Segment financial information
Net Sales	$ 2,212,849	$ 1,893,208	$ 1,923,148
Operating income for reportable segments	157,591	103,823	94,353
Assets used in the business	914,931	891,520	809,328
Depreciation and amortization of property	11,234	11,465	12,736
Capital expenditures	20,431	7,216	6,988
Service Center Based Distribution Segment [Member]
Segment financial information
Net Sales	1,770,798	1,536,543	1,596,998
Operating income for reportable segments	115,798	77,029	75,411
Assets used in the business	700,486	690,970	611,255
Depreciation and amortization of property	9,152	9,336	10,876
Capital expenditures	19,392	6,389	5,537
Fluid Power Businesses [Member]
Segment financial information
Net Sales	442,051	356,665	326,150
Operating income for reportable segments	41,793	26,794	18,942
Assets used in the business	214,445	200,550	198,073
Depreciation and amortization of property	2,082	2,129	1,860
Capital expenditures	$ 1,039	$ 827	$ 1,451